Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Common stock, par value per share (in Dollars per share)	[1]		$ 0.04
Common stock, shares authorized (in Shares)	[1]		9,000,000
Common stock, shares issued (in Shares)	[1]		156,399
Common stock, shares outstanding (in Shares)	[1]		143,326
Treasury stock, shares (in Shares)		13,073	13,073
Class A Ordinary Shares
Common stock, par value per share (in Dollars per share)		$ 4
Common stock, shares authorized (in Shares)	[2]	9,000,000
Common stock, shares issued (in Shares)	[1]	5,542,262
Common stock, shares outstanding (in Shares)	[1]	5,529,189
Class B Ordinary Shares
Common stock, par value per share (in Dollars per share)	[1]	$ 4
Common stock, shares authorized (in Shares)	[1]	1,000,000
Common stock, shares issued (in Shares)	[1]
Common stock, shares outstanding (in Shares)	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).
[2]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).